Segment Geographical Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue, Major Customer [Line Items]
Total revenues	$ 139,947	$ 126,240
Israel [Member]
Revenue, Major Customer [Line Items]
Total revenues	51,043	43,947
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	14,836	12,928
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	66,313	60,500
Japan [Member]
Revenue, Major Customer [Line Items]
Total revenues	4,830	4,688
Other [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 2,925	$ 4,177